Fair Value of Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Assets:
Cash and deposits with financial institutions	[1]	$ 65,895	$ 86,323
Trading assets		113,154	146,312
Securities purchased under resale agreements and securities borrowed		175,313	127,739
Derivative financial instruments		55,699	42,302
Customers' liability under acceptances		19,494	20,404
Liabilities:
Deposits	[2]	916,181	797,259
Financial instruments designated at fair value through profit or loss		22,421	22,493
Acceptances		19,525	20,441
Obligations related to securities sold short		40,449	40,954
Derivative financial instruments		65,900	42,203
Obligations related to securities sold under repurchase agreements and securities lent		139,025	123,469
Subordinated debentures		8,469	6,334
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		65,895	86,323
Trading assets		113,154	146,312
Securities purchased under resale agreements and securities borrowed		175,313	127,739
Derivative financial instruments		55,699	42,302
Investment securities - FVOCI and FVTPL		86,398	57,042
Investment securities - amortized cost		23,610	18,157
Loans		744,987	636,986
Customers' liability under acceptances		19,494	20,404
Other financial assets		27,394	14,256
Liabilities:
Deposits		916,181	797,259
Financial instruments designated at fair value through profit or loss		22,421	22,493
Acceptances		19,525	20,441
Obligations related to securities sold short		40,449	40,954
Derivative financial instruments		65,900	42,203
Obligations related to securities sold under repurchase agreements and securities lent		139,025	123,469
Subordinated debentures		8,469	6,334
Other financial liabilities		46,682	40,254
At fair value [member]
Assets:
Cash and deposits with financial institutions		65,895	86,323
Trading assets		113,154	146,312
Securities purchased under resale agreements and securities borrowed		175,313	127,739
Derivative financial instruments		55,699	42,302
Investment securities - FVOCI and FVTPL		86,398	57,042
Investment securities - amortized cost		22,443	18,133
Loans		729,149	641,964
Customers' liability under acceptances		19,494	20,404
Other financial assets		27,394	14,256
Liabilities:
Deposits		904,033	798,335
Financial instruments designated at fair value through profit or loss		22,421	22,493
Acceptances		19,525	20,441
Obligations related to securities sold short		40,449	40,954
Derivative financial instruments		65,900	42,203
Obligations related to securities sold under repurchase agreements and securities lent		139,025	123,469
Subordinated debentures		8,038	6,733
Other financial liabilities		$ 45,723	$ 39,802

[1]	Net of allowances of $4 (2021 – $1).
[2]	Deposits denominated in U.S. dollars amount to $326,041 (2021 – $259,027), deposits denominated in Chilean pesos amount to $18,740 (2021 – $17,841), deposits denominated in Mexican pesos amount to $29,269 (2021 – $22,032) and deposits denominated in other foreign currencies amount to $106,817 (2021 – $82,871).